Shareholders' Capital - Additional Information (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended					12 Months Ended
	Jun. 23, 2010 Right	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Death Benefits	Dec. 31, 2012 Resignation or Termination	Dec. 31, 2012 Maximum Retirement	Jun. 23, 2010 Minimum	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2012 Share unit awards	Dec. 31, 2012 Stock Option Plans Maximum	Dec. 31, 2012 Performance Share Units	Dec. 31, 2012 Employee Share Purchase Plan	Dec. 31, 2011 Employee Share Purchase Plan	Dec. 31, 2012 Employee Share Purchase Plan Range One	Dec. 31, 2012 Employee Share Purchase Plan Range Two	Dec. 31, 2012 Employee Share Purchase Plan Range Three	Dec. 31, 2012 Deferred Share Units	Jan. 31, 2011 Calpeco	Dec. 31, 2011 Series 1A	Dec. 31, 2012 Series 2A	Dec. 31, 2011 Series 2A	Dec. 31, 2012 Series 3	Dec. 31, 2011 Series 3	Dec. 31, 2012 Series 3 Activity Subsequent To Current Fiscal Year	Nov. 09, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Jan. 31, 2013 Series C Preferred Stock Subsequent Event	Dec. 21, 2012 Common Stock Subscription Emera	Dec. 27, 2012 Common Stock Subscription Emera	Dec. 31, 2012 Common Stock Subscription Emera	Feb. 22, 2013 Common Stock Subscription Subsequent Event	Feb. 14, 2013 Common Stock Subscription Subsequent Event Emera	Mar. 31, 2012 Common Stock Subscription Granite State and EnergyNorth	Jun. 29, 2012 Common Stock Subscription Sandy Ridge	Jul. 31, 2012 Common Stock Subscription Midwest Gas Utilities	Dec. 10, 2012 Common Stock Subscription Senate and Minonk	Jul. 23, 2011 Public Offering
Stockholders Equity Note [Line Items]
Number of voting rights per share	1
Rights plan description	Rights Plan has an initial term of three years. One right is issued with each issued share. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders to purchase shares at a 50 percent discount from the then current market price.
Rights Plan Initial term	3 years
Percentage of outstanding stock to be purchased to acquire discount								20.00%
Discount rate on share purchases	50.00%
Common shares issued																			8,523,000											4,790,000			3,421,000	12,000,000	2,614,006	6,976,744	7,842,016	16,869,000
Share price																			3.25										4.72					5.00	5.74	6.45	5.74	5.65
Net proceeds from issuance of common stock				91,188																																		95,310
Stock issuance cost																										4,700												4,162
Principal amount of debt converted																				62,470	59,957	10	61,611	334	960
Common shares issued upon conversion of debt			26,380,750	8,523,000																15,219,641	10,322,518	1,666	14,669,266	79,517	150,816
Cash proceeds from issuance of shares			143,041	118,846															27,700										38,756					60,000	15,000	45,000	45,000
Total number of subscription receipts																													8,211,000	4,790,000			3,421,000
Number of subscription receipts issuable																															11,263,016	3,960,000
Share price																																7.40
Discount rate on share purchases under dividend reinvestment plan		5.00%
Additional shares issued under dividend reinvestment plan		324,051
Preferred stock issued, shares																										4,800
Stock issued, price per share																										25,000
Share proceeds before issuance cost																										120,000
Fixed cumulative annual dividend per share																											1.125
Preferred shares, annual dividend rate																											4.50%
Preferred shares, dividend payment terms																											The Series A Preferred shares yield 4.5% annually for the initial six-year period up to, but excluding December 31, 2018, with the first dividend payment occurring December 31, 2012. The dividend rate will reset on December 31, 2018, and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%
Redeemable per share at options																											25
Redeemable Preferred stock issued, shares																												100,000
Total share-based compensation expense			1,833	732									42	9
Unrecognized compensation costs, non-vested options									1,724
Unrecognized compensation costs, non-vested options, period of recognition									1 year 8 months 1 day
Unrecognized compensation costs, non-vested awards										219
Share awards vesting period										1 year 9 months 18 days
Percentage of shares reserves under plan											10.00%
Stock options exercised period					1 year	30 days	90 days
Employer matching contribution, percent															20.00%	10.00%	15.00%
Vesting period of matching contribution shares													1 year
Maximum aggregate number of shares reserved for issuance from treasury													2,000,000
Common stock, shares issued													54,227	7,176
Shares issued during period																		50,172
Performance share units granting period												3 years
Percentage of shares issued on number of PSU grants, minimum												0.00%
Percentage of shares issued on number of PSU grants, maximum												184.00%